Note 12 - Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	Earnings (loss) per Share

Basic earnings (loss) per share of Class A Common Stock is computed by dividing net income (loss) attributable to SHG by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted net income (loss) per share of Class A Common Stock is computed by dividing net income (loss) attributable to SHG, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares using the treasury stock method.

Shares of the Company’s Class B Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B Common Stock under the two-class method has not been presented. For the three and six months ended June 30, 2021, the membership structure of Sky solely included holders of Sky Common Units that received an equivalent number of Class B Common Stock following the Yellowstone Transaction, and there were no holders that received Class A Common Stock. As the shares of Class B Common Stock are not participating securities, presentation of net loss per share for the three and six month periods ended June 30, 2021 would not be meaningful to the users of these condensed consolidated financial statements, and such information has not been presented.

	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Numerator:
Net income (loss)	$10,263	$(9,251)
Less: Net income (loss) attributable to non-controlling interests	(2,402)	(6,153)
Basic net income (loss) attributable to Sky Harbour Group Corporation shareholders	12,665	(3,098)
Less: Unrealized gain on warrants	(15,390)	-
Diluted net (loss) attributable to Sky Harbour Group Corporation shareholders	$(2,725)	$(3,098)

Denominator:
Basic weighted average shares of Class A Common Stock outstanding	14,938	12,957
Effect of dilutive warrants	14,519	-
Effect of dilutive restricted stock	9	-
Diluted weighted average shares outstanding	29,466	12,957

Earnings (loss) per share of Class A Common Stock – Basic	$0.85	$(0.24)
Earnings (loss) per share of Class A Common Stock – Diluted	$(0.09)	$(0.24)

Potentially dilutive shares associated with the outstanding Warrants were antidilutive for the six months ended  June 30, 2022 due to the Company’s net loss position. Thus, 14,519,218 shares issuable upon the exercise of the Warrants were excluded from the calculation of diluted weighted average shares outstanding and diluted loss per share for the six months ended June 30, 2022.  651,514 and 661,000 antidilutive shares associated with the Company's restricted stock units were excluded from the calculation for the three and six months ended June 30, 2022, respectively.